Item 1. Report to Shareholders

T. Rowe Price Institutional High Yield Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

Financial Highlights
T. Rowe Price Institutional High Yield Fund
Certified Semiannual Report
(Unaudited)

                                                     For a share outstanding
                                                     throughout each period
                                                  ------------------------------
                                               6 Months                 5/31/02
                                                  Ended                 Through
                                               11/30/03                 5/31/03

NET ASSET VALUE

Beginning of period                     $         10.47         $         10.00

Investment activities

  Net investment income (loss)                     0.44                    0.83

  Net realized and unrealized gain (loss)          0.31                    0.47

  Total from investment activities                 0.75                    1.30

Distributions

  Net investment income                           (0.45)                  (0.83)

NET ASSET VALUE

End of period                           $         10.77         $         10.47
                                        ----------------------------------------

Ratios/Supplemental Data

Total return^                                      7.27%                  13.78%

Ratio of total expenses to
average net assets                                 0.50%!                  0.50%

Ratio of net investment
income (loss) to average
net assets                                          8.33%!                 8.59%

Portfolio turnover rate                             74.0%!                 72.3%

Net assets, end of period
(in thousands)                             $      678,817        $       586,431

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

Statement of Net Assets (ss.)
T. Rowe Price Institutional High Yield Fund
Certified Semiannual Report
November 30, 2003 (Unaudited)

                                                Par/Shares                Value
--------------------------------------------------------------------------------
                                                           In thousands

CORPORATE BONDS AND NOTES 92.2%

Aerospace & Defense  2.4%

Anteon, 12.00%, 5/15/09                    $         1,335      $         1,448

Aviall, 7.625%, 7/1/11                               1,550                1,597

BE Aerospace

  144A, 8.50%, 10/1/10                                 700                  737

Gencorp, 144A, 9.50%, 8/15/13                        4,825                4,873

Sequa, 9.00%, 8/1/09                                   900                  988

Transdigm

  144A, 8.375%, 7/15/11                              1,550                1,635

Vought Aircraft Industries

  144A, 8.00%, 7/15/11                               4,650                4,708

                                                                         15,986

Automobiles and Related  2.7%

Accuride Corporation

    8.25%, 6/13/07                                   1,500                1,504

    9.25%, 2/1/08                                      300                  303

Collins & Aikman

    10.75%, 12/31/11                                 1,350                1,215

Dana

    9.00%, 8/15/11                                   1,600                1,820

    10.125%, 3/15/10                                   750                  859

Delco Remy International

    10.625%, 8/1/06                                    500                  490

Eagle-Picher

  144A, 9.75%, 9/1/13                                2,050                2,183

HLI Operating

  144A, 10.50%, 6/15/10                              1,525                1,738

Intermet Corporation

    9.75%, 6/15/09                                   1,325                1,355

MSX International

    11.375%, 1/15/08                                   125                   75

TRW Automotive, 144A

    9.375%, 2/15/13                                  2,725                3,079

    11.00%, 2/15/13                                  2,580                3,032

    10.125%, 2/15/13 (EUR)                             325                  444

                                                                         18,097

Beverages  0.1%

Reddy Ice Group, 144A

    8.875%, 8/1/11                                     775                  818

                                                                            818

Broadcasting  3.1%

Granite Broadcasting

    10.375%, 5/15/05                                   275                  275

Gray Communications

    9.25%, 12/15/11                        $         1,200      $         1,332

Paxson Communications

    10.75%, 7/15/08                                    910                  988

  STEP, 0%, 1/15/09                                    825                  701

Quebecor Media

    11.125%, 7/15/11                                 4,425                5,078

Sinclair Broadcast Group

    8.00%, 3/15/12                                     500                  530

Spanish Broadcasting Systems

    9.625%, 11/1/09                                  1,200                1,260

Vivendi Universal

  144A, 9.25%, 4/15/10                               4,480                5,253

XM Satellite Radio Holdings

    12.00%, 6/15/10                                  1,800                2,020

  STEP, 0%, 12/31/09                                 2,775                2,414

Young Broadcasting

    8.50%, 12/15/08                                     50                   54

    10.00%, 3/1/11                                   1,149                1,209

                                                                         21,114

Building Products  2.1%

American Builders &
  Contractors Supply
    Series B, 10.625%, 5/15/07                       2,100                2,163

Associated Materials

    9.75%, 4/15/12                                   2,830                3,056

Collins & Aikman

    9.75%, 2/15/10                                   1,500                1,609

Interface

    7.30%, 4/1/08                                      600                  567

    10.375%, 2/1/10                                  1,125                1,176

Mobile Mini

  144A, 9.50%, 7/1/13                                  850                  926

Norcraft, 144A, 9.00%, 11/1/11                       1,750                1,842

Nortek, Series B

    9.875%, 6/15/11                                  1,075                1,170


Texas Industries

  144A, 10.25%, 6/15/11                              1,525                1,712

                                                                         14,221

Building and Real Estate  1.6%

Beazer Homes, 8.375%, 4/15/12                          400                  440

D.R. Horton, 8.50%, 4/15/12                            150                  171

LNR Property

    7.625%, 7/15/13                                  1,525                1,571

  144A, 7.25%, 10/15/13                                750                  759

Shaw Group, 144A

    10.75%, 3/15/10                        $         2,550      $         2,678

Wackenhut Corrections

  144A, 8.25%, 7/15/13                                 925                  976

WCI Communities

    9.125%, 5/1/12                                     325                  354

    10.625%, 2/15/11                                 1,100                1,227

  144A, 7.875%, 10/1/13                              1,050                1,092

Williams Scotsman

    9.875%, 6/1/07                                     375                  369

    10.00%, 8/15/08                                  1,295                1,405

                                                                         11,042

Cable Operators  3.4%

Charter Communications

    10.00%, 4/1/09                                     300                  249

    10.75%, 10/1/09                                     75                   64

    11.125%, 1/15/11                                 4,275                3,655


  144A, 8.75%, 11/15/13                              2,775                2,740

  144A, 10.25%, 9/15/10                              2,825                2,878

CSC Holdings

    7.875%, 12/15/07                                 1,050                1,076

    8.125%, 7/15 - 8/15/09                           1,050                1,090

  Series B, 7.625%, 4/1/11                           1,800                1,818

Insight Midwest

    9.75%, 10/1/09                                     500                  529

Insight Midwest / Insight Capital

    10.50%, 11/1/10                                  1,725                1,880

Mediacom Broadband

    11.00%, 7/15/13                                  2,050                2,204

Olympus Communications

    2.518%, 6/30/10                                  1,500                1,372

Rogers Cablesystems

    11.00%, 12/1/15                                    150                  174

  Series B, 10.00%, 3/15/05                            390                  419

Telewest Communications

    9.875%, 2/1/10                                   1,550                  884

  STEP, 11.375%, 2/1/10                              4,575                2,036

                                                                         23,068

Consumer Products  3.6%

American Achievement

    11.625%, 1/1/07                                  1,100                1,213

American Safety Razor

  Series B, 9.875%, 8/1/05                           2,305                2,288

Armkel Finance, 9.50%, 8/15/09                       1,075                1,183

Ballys Health & Tennis

  144A, 10.50%, 7/15/11                    $         1,550      $         1,550

Chattem, 8.875%, 4/1/08                              1,250                1,288

Commemorative Brands

    11.00%, 1/15/07                                  1,425                1,453

Hockey Company

    11.25%, 4/15/09                                  1,150                1,311

Jostens, 12.75%, 5/1/10                              4,610                5,325

Jostens Holdings

  144A, 10.25%, 12/1/13                              2,925                1,835

Playtex Products, 9.375%, 6/1/11                       970                  963

Rayovac, 144A, 8.50%, 10/1/13                          700                  727

Salton, 12.25%, 4/15/08                                350                  371

Sealy Mattress

  9.875%, 12/15/07                                   1,525                1,563

Simmons, 10.25%, 3/15/09                             1,350                1,444

Town Sports International

    9.625%, 4/15/11                                  1,475                1,578

                                                                         24,092

Container  4.1%

AEP Industries

    9.875%, 11/15/07                                 1,000                  997

BWAY, 144A

    10.00%, 10/15/10                                 2,200                2,354

Constar International

    11.00%, 12/1/12                                  1,155                  936

Crown European Holdings

    9.50%, 3/1/11                                    2,975                3,339

    10.875%, 3/1/04                                  3,050                3,523

Greif Brothers, 8.875%, 8/1/12                         950                1,031

Owens Brockway Glass Container

    7.75%, 5/15/11                                     700                  735

    8.25%, 5/15/13                                   2,275                2,377

    8.75%, 11/15/12                                    900                  981

    8.875%, 2/15/09                                  2,250                2,419

Owens-Illinois

    7.15%, 5/15/05                                     525                  537

    7.35%, 5/15/08                                     475                  476

Plastipak Holdings

    10.75%, 9/1/11                                   3,990                4,369

Pliant, 11.125%, 9/1/09                              1,400                1,501

Silgan Holdings

  144A, 6.75%, 11/15/13                                750                  752

Tekni Plex

  144A, 8.75%, 11/15/13                              1,125                1,159

                                                                         27,486

Electric Utilities  9.2%

AES

    8.875%, 2/15/11                        $         3,775      $         3,945

    9.375%, 9/15/10                                  2,600                2,779

  144A, 9.00%, 5/15/15                               2,950                3,215

Allegheny Energy Supply

    7.171%, 4/18/05                                  2,000                1,995

    7.80%, 3/15/11                                   3,125                2,875

  144A, STEP, 8.75%, 4/15/12                         1,960                1,852

ANR Pipeline, 8.875%, 3/15/10                          425                  472

Aquila, 14.875%, 4/1/04                                925                1,233

Calpine, 144A

    8.50%, 7/15/10                                   1,700                1,572

    9.875%, 12/1/11                                  1,350                1,323

CMS Energy

    8.50%, 4/15/11                                     250                  261

    9.875%, 10/15/07                                 3,100                3,399

Dynegy Holdings

    8.75%, 2/15/12                                   1,000                  965

  144A, 10.125%, 7/15/13                             3,450                3,795

Dynegy-Roseton Danskammer

  Series A, 144A

    7.27%, 11/8/10                                   1,725                1,708

El Paso Energy

    7.75%, 1/15/32                                   2,125                1,652

    7.80%, 8/1/31                                      800                  622

Illinois Power

    11.50%, 12/15/10                                 2,450                2,891

Northwest Pipeline,

    8.125%, 3/1/10                                     950                1,055

Orion Power, 12.00%, 5/1/10                          2,275                2,662

PSEG Energy

    8.50%, 6/15/11                                   1,825                1,941

    10.00%, 10/1/09                                    375                  428

Reliant Resources

    144A, 9.50%, 7/15/13                             3,025                3,055

South Point Energy Center, 144A

  Series A, 8.40%, 5/30/12                             912                  855

  Series B, 9.825%, 5/30/19                          2,900                2,595

Southern Natural Gas

    8.00%, 3/1/32                                      225                  230

    8.875%, 3/15/10                                    775                  862

Teco Energy

    7.00%, 5/1/12                                      525                  539

    7.20%, 5/1/11                                      600                  623

    7.50%, 6/15/10                         $           250      $           265

TNP Enterprises, 10.25%, 4/1/10                      1,225                1,329

Utilicorp Canada Finance Corporation

    7.75%, 6/15/11                                     625                  593

Williams Companies

    7.625%, 7/15/19                                    475                  472

    7.75%, 6/15/31                                     575                  555

    8.125%, 3/15/12                                     50                   54

    8.625%, 6/1/10                                   2,075                2,295

    8.75%, 3/15/32                                   3,150                3,335

  Series A, 7.50%, 1/15/31                           2,250                2,146

                                                                         62,443

Electronic Components  3.5%

AMI Semiconductor

    10.75%, 2/1/13                                     601                  717

Amkor Technology

    9.25%, 2/15/08                                     325                  364

  144A, 7.75%, 5/15/13                               2,400                2,568

ASAT Finance, 12.50%, 11/1/06                          699                  735

Avaya, 11.125%, 4/1/09                               2,125                2,497

Chippac International

  Series B, 12.75%, 8/1/09                           1,350                1,498

Fairchild Semiconductor

    10.50%, 2/1/09                                   1,900                2,123

Lucent Technologies

    5.50%, 11/15/08                                    400                  365

    6.45%, 3/15/29                                   1,200                  909

Nortel Networks

    6.125%, 2/15/06                                  1,125                1,133

Northern Telecom

    6.875%, 9/1/23                                   2,405                2,237

On Semiconductor

    12.00%, 3/15/10                                  1,500                1,785

    13.00%, 5/15/08                                  1,425                1,653

Sanmina-SCI

    10.375%, 1/15/10                                 1,375                1,602

SCG Holding & Semiconductor

    12.00%, 8/1/09                                   1,600                1,732

Seagate Technology, 8.00%, 5/15/09                     975                1,058

Stratus Technologies

    144A, 10.375%, 12/1/08                             525                  537

Telex Communications

  144A, 11.50%, 10/15/08                               450                  473

                                                                         23,986

Energy  4.5%

Amerigas Partners

    8.875%, 5/20/11                        $           875      $           949

    10.00%, 4/15/06                                  2,575                2,807


BRL Universal Equipment

    8.875%, 2/15/08                                  1,330                1,430

Chesapeake Energy

    9.00%, 8/15/12                                   1,575                1,811


Dresser, 9.375%, 4/15/11                             2,025                2,121

Encore Acquisition

    8.375%, 6/15/12                                    715                  758

Ferrellgas Partners

    8.75%, 6/15/12                                   1,356                1,475

Geophysique

    10.625%, 11/15/07                                1,885                2,008

Hanover Equipment Test

  Series A, 9.487%, 9/1/08                             275                  280

  Series B, 8.75%, 9/1/11                              125                  127

Hilcorp Energy

    144A, 10.50%, 9/1/10                             2,125                2,316

Magnum Hunter Resources

    9.60%, 3/15/12                                     800                  900

    10.00%, 6/1/07                                     370                  382

North Amern Energy Partners

  144A, 8.75%, 12/1/11                                 825                  850

Parker Drilling

    8.42%, 10/10/07                                    500                  502

  144A, 9.625%, 10/1/13                              1,650                1,675

Petroleum Geo Services

    10.00%, 11/5/10                                  1,800                1,890

Petroleum Helicopters

    9.375%, 5/1/09                                   1,550                1,670

Plains All American Pipeline

    7.75%, 10/15/12                                    325                  361

Pride Petroleum, 9.375%, 5/1/07                        404                  417

Stone Energy, 8.25%, 12/15/11                          175                  188

Swift Energy, 10.25%, 8/1/09                         1,050                1,137

Tom Brown, 7.25%, 9/15/13                              700                  731

Universal Compression

    7.25%, 5/15/10                                   1,625                1,686

Westport Resources

    8.25%, 11/1/11                                     450                  490

  144A, 8.25%, 11/1/11                                 800                  872

XTO Energy, 7.50%, 4/15/12                             350                  397

                                                                         30,230

Entertainment and Leisure  1.6%

AMC Entertainment

    9.50%, 3/15/09                         $           175      $           180

    9.875%, 2/1/12                                     675                  739

AMF Bowling Worldwide

    13.00%, 9/1/08                                   1,200                1,356

Gaylord Entertainment

  144A, 8.00%, 11/15/13                                350                  364

Imax Corp.

  144A, 9.625%, 12/1/10                                725                  747

Six Flags

    8.875%, 2/1/10                                     400                  393

    9.50%, 2/1/09                                    2,650                2,683

    9.75%, 4/15/13                                   2,250                2,278

Speedway Motorsports

    6.75%, 6/1/13                                      283                  291

Universal City Development
  Partners

  144A, 11.75%, 4/1/10                               1,400                1,624

                                                                         10,655

Finance and Credit  0.4%

Colonial Bank, 9.375%, 6/1/11                          275                  309

Willis Corroon, 9.00%, 2/1/09                        2,025                2,152

                                                                          2,461

Food/Tobacco  3.5%

Agrilink Foods

    11.875%, 11/1/08                                   556                  582

B&G Foods, 9.625%, 8/1/07                            2,750                2,826

Burns Philip Capital Property

    144A, 10.75%, 2/15/11                            1,400                1,465

Dimon, 9.625%, 10/15/11                              2,735                3,049

Doane Pet Care

    10.75%, 3/1/10                                     925                  953

Dole Food

    8.625%, 5/1/09                                     875                  943

    8.875%, 3/15/11                                  2,050                2,224

Dominos, 144A, 8.25%, 7/1/11                         1,575                1,660

Le Natures

  144A, 9.00%, 6/15/13                               3,625                3,788

Luigino's, 10.00%, 2/1/06                            2,275                2,343

Merisant, 144A, 9.50%, 7/15/13                       1,525                1,563

Pinnacle Foods Holdings

  144A, 8.25%, 12/1/13                               1,125                1,159

Premium Standard Farms

    9.25%, 6/15/11                                   1,000                1,010

                                                                         23,565

Gaming  3.9%

Ameristar Casinos

    10.75%, 2/15/09                        $         1,905      $         2,181

Argosy Gaming, 10.75%, 6/1/09                        2,430                2,630

Chukchansi Economic
  Development Authority

  144A, 14.50%, 6/15/09                              1,850                2,202

Coast Hotels & Casinos

    9.50%, 4/1/09                                      700                  740

Herbst Gaming, 10.75%, 9/1/08                          750                  838

Hollywood Park, 9.25%, 2/15/07                       2,725                2,807

Horseshoe Gaming

    8.625%, 5/15/09                                    450                  479

Isle of Capri Casinos

    8.75%, 4/15/09                                   1,250                1,313

Majestic Star Casino

  144A, 9.50%, 10/15/10                              2,175                2,208

Old Evangeline Downs

    13.00A%, 3/1/10                                  1,025                1,081

Penn National Gaming

    11.125%, 3/1/08                                  2,875                3,234

Resorts International Hotel

    11.50%, 3/15/09                                    150                  159

Station Casinos

    8.375%, 2/15/08                                    105                  113

    9.875%, 7/1/10                                   2,075                2,293

Trump Casino Holdings

    11.625%, 3/15/10                                 1,125                1,007

Turning Stone Casino Resort

  144A, 9.125%, 12/15/10                               350                  379

Venetian Casino Resort

    11.00%, 6/15/10                                  2,700                3,125

                                                                         26,789

Healthcare Services  3.4%

Alliance Imaging

    10.375%, 4/15/11                                 1,655                1,711

Alpharma, 144A, 8.625%, 5/1/11                         500                  498

AmeriPath, 10.50%, 4/1/13                            1,825                1,925

AmerisourceBergen

    8.125%, 9/1/08                                   1,275                1,412

Biovail Corp., 7.875%, 4/1/10                          550                  531

Concentra Operations

    9.50%, 8/15/10                                   1,475                1,575

    144A, 9.50%, 8/15/10                             1,000                1,067

  Series B, 13.00%, 8/15/09                          1,825                2,049

Fisher Scientific

    8.125%, 5/1/12                         $           869      $           932

Fresenius Medical Capital Trust II

    7.875%, 2/1/08                                   1,500                1,575

Fresenius Medical Capital Trust IV

    7.875%, 6/15/11                                    225                  237

Genesis Healthcare

  144A, 8.00%, 10/15/13                              1,725                1,751

Insight Health Services

    9.875%, 11/1/11                                  1,650                1,735

Omnicare, 8.125%, 3/15/11                              300                  329

Quintiles Transnational

  144A, 10.00%, 10/1/13                              1,550                1,658

Tenet Healthcare

    7.375%, 2/1/13                                   2,100                2,026

Vicar Operating

    9.875%, 12/1/09                                  2,050                2,265

                                                                         23,276

Lodging  1.7%

Courtyard by Marriott

    10.75%, 2/1/08                                   3,300                3,316

HMH Properties

    7.875%, 8/1/08                                     450                  465

Host Marriott

  Series I, 9.50%, 1/15/07                           1,075                1,176

John Q. Hammons Hotels

  Series B, 8.875%, 5/15/12                          2,950                3,230

La Quinta Properties

  144A, 8.875%, 3/15/11                              3,125                3,449

                                                                         11,636

Long Distance  0.8%

Level 3 Communications

    9.125%, 5/1/08                                   1,475                1,335

MCI Communications

    6.50%, 4/15/10 *                                 2,100                1,701

    6.95%, 8/15/06 *                                 1,000                  810

    7.125%, 6/15/27 *                                  775                  628

    8.25%, 1/20/23                                     825                  668

                                                                          5,142

Manufacturing  2.4%

Actuant, 13.00%, 5/1/09                              2,222                2,822

AGCO, 9.50%, 5/1/08                                  1,075                1,175

Case New Holland

    144A, 9.25%, 8/1/11                              1,625                1,820

General Cable

  144A, 9.50%, 11/15/10                                750                  791

Manitowoc

    7.125%, 11/1/13                        $           600      $           614

National Waterworks

  Series B, 10.50%, 12/1/12                          2,790                3,114

Rexnord, 10.125%, 12/15/12                           2,725                2,970

Trimas, 9.875%, 6/15/12                              2,875                2,925

                                                                         16,231

Metals and Mining  4.1%

Arch Western Finance

  144A, 6.75%, 7/1/13                                1,325                1,351

Bethlehem Steel

    10.375%, 9/1/03 @(misc. symbol1)                   100                    0

Better Minerals & Aggregates

    13.00%, 9/15/09                                  1,475                  907

Century Aluminum

    11.75%, 4/15/08                                  3,065                3,387

Earle M. Jorgensen

    9.75%, 6/1/12                                    4,375                4,769

Euramax International

  144A, 8.50%, 8/15/11                               1,150                1,207

Gerdau Ameristeel

  144A, 10.375%, 7/15/11                             3,275                3,463

Ipsco, 144A, 8.75%, 6/1/13                             400                  432

Joy Global, 8.75%, 3/15/12                             450                  495

Luscar Coal, 9.75%, 10/15/11                         1,650                1,864

Neenah Foundry

  144A, 11.00%, 9/30/10                              1,000                1,080

  144A, 13.00%, 9/30/13                              1,200                1,176

Russel Metals, 10.00%, 6/1/09                        1,250                1,325

Schuff Steel, 10.50%, 6/1/08                           650                  436

Steel Dynamics

    9.50%, 3/15/09                                   2,640                2,884

  144A, 9.50%, 3/15/09                                 425                  465

USX-U.S. Steel Group

    9.75%, 5/15/10                                   2,550                2,716

                                                                         27,957

Paper and Paper Products  4.1%

Ainsworth Lumber

    12.50%, 7/15/07                                  1,175                1,360

    13.875%, 7/15/07                                 1,525                1,758

Boise Cascade, 7.00%, 11/1/13                          750                  764

Fort James Corporation

    6.875%, 9/15/07                                    125                  131

Four M, 12.00%, 6/1/06                               3,625                3,344

Georgia Pacific

    7.50%, 5/15/06                         $           125      $           131

    8.875%, 2/1/10                                     225                  254

    9.375%, 2/1/13                                   3,000                3,435

    9.875%, 11/1/21                                  1,200                1,246

Graphic Packaging International

  144A, 8.50%, 8/15/11                               1,150                1,278

Longview Fibre

    10.00%, 1/15/09                                  2,950                3,274

MDP Acquisitions

    9.625%, 10/1/12                                  4,475                4,967

  PIK, 15.50%, 10/1/13                                 233                  268

Potlatch, 10.00%, 7/15/11                            2,450                2,747

Stone Container

    8.375%, 7/1/12                                     475                  515

    9.75%, 2/1/11                                    1,045                1,147

  144A, 11.50%, 8/15/06                              1,325                1,405

                                                                         28,024

Printing and Publishing  5.4%

American Media Operations

    8.875%, 1/15/11                                    675                  722

  Series B, 10.25%, 5/1/09                             750                  799

Canwest Media

    10.625%, 5/15/11                                 1,675                1,901

CBD Media

  144A, 8.625%, 6/1/11                                 400                  433

Dex Media

    144A, 8.00%, 11/15/13                              600                  608

  STEP, 144A, 9.00% 11/15/13                         1,875                1,256

Dex Media East

    9.875%, 11/15/09                                 1,325                1,504

    12.125%, 11/15/12                                4,050                4,860

Dex Media West, 144A

    8.50%, 8/15/10                                   1,125                1,226

    9.875%, 8/15/13                                  2,350                2,667

Hollinger International

    9.00%, 12/15/10                                    425                  451

Hollinger Participation Trust

    PIK, 144A, 12.125%, 11/15/10                       825                  957

Houghton Mifflin

    9.875%, 2/1/13                                   2,025                2,167

  144A, STEP, 0%, 10/15/13                             250                  151

Liberty Group, 9.375%, 2/1/08                        1,000                  995

Mail Well I Corp.

    9.625%, 3/15/12                                  1,525                1,678

Primedia

    8.875%, 5/15/11                        $           650      $           674

  144A, 8.00%, 5/15/13                               1,300                1,313

R.H. Donnelley Finance

  144A, 8.875%, 12/15/10                               325                  364

  144A, 10.875%, 12/15/12                            4,915                5,800

Transwestern Publishing

    9.625%, 11/15/07                                 2,675                2,755

Vertis

    10.875%, 6/15/09                                 1,230                1,261

  144A, 9.75%, 4/1/09                                2,075                2,220

                                                                         36,762

Restaurants  0.2%

O'Charley's, 144A, 9.00%, 11/1/13                    1,000                1,000

Perkins Family Restaurant

  Series B, 10.125%, 12/15/07                          475                  477

                                                                          1,477

Retail  0.5%

Barneys New York

    9.00%, 4/1/08                                    1,725                1,587

Dillards, 6.69%, 8/1/07                              1,125                1,153

Dollar Financial Group

  144A, 9.75%, 11/15/11                                550                  567

J Crew Intermediate

  144A, STEP, 0%, 5/15/08                              200                  156

                                                                          3,463

Satellites  1.7%

Directv Holdings

    8.375%, 3/15/13                                  1,500                1,697

Echostar DBS, 9.125%, 1/15/09                        1,081                1,208

Pegasus Communications

  Series B, 12.50%, 8/1/07                             400                  348

Pegasus Satellite

    12.375%, 8/1/06                                  1,025                  892

  STEP, 0%, 3/1/07                                     520                  400

Pegasus Satellite Commerce

    9.00%, 7/31/06                                   3,000                3,015

  144A, 11.25%, 1/15/10                              4,525                3,756

                                                                         11,316

Services  3.2%

Allied Waste Industries

    7.875%, 4/15/13                                  1,500                1,605

  Series B, 7.875%, 1/1/09                             125                  129

Allied Waste North America

    9.25%, 9/1/12                                      875                  980

  Avis Group, 11.00%, 5/1/09               $           450      $           488

Brand Services

    12.00%, 10/15/12                                 1,950                2,243

Brickman Group

    11.75%, 12/15/09                                 1,575                1,811

Casella Waste Systems

    9.75%, 2/1/13                                    3,000                3,367

Coinmach, 9.00%, 2/1/10                              2,125                2,311

Iesi Corporation

    10.25%, 6/15/12                                  1,925                2,089

IPC Acquisition

    11.50%, 12/15/09                                 1,880                2,073

Synagro Technologies

    9.50%, 4/1/09                                    2,825                3,108

Worldspan, 144A

    9.625%, 6/15/11                                  1,500                1,500

                                                                         21,704

Specialty Chemicals  5.3%

Arco Chemical, 9.80%, 2/1/20                         1,875                1,753

Avecia Group, 11.00%, 7/1/09                         3,750                3,225

Compass Minerals Group

    10.00%, 8/15/11                                  2,010                2,231

Equistar Chemicals

  144A, 10.625%, 5/1/11                                300                  318

HMP Equity Holdings

  144A, STEP, 0%, 5/15/08                            1,300                  696

Huntsman, 144A

    11.625%, 10/15/10                                  975                  958

Huntsman Advanced Materials

  144A, 9.10%, 7/15/08                               1,000                1,052

  144A, 11.00%, 7/15/10                                 25                   27

Huntsman ICI Chemicals

    10.125%, 7/1/09                                  1,675                1,663

Huntsman International

    9.875%, 3/1/09                                   2,175                2,338

Koppers Industries

  144A, 9.875%, 10/15/13                             1,450                1,573

Kronos International

    8.875%, 6/30/09 (EUR)                              625                  797

Lyondell Chemical

    9.50%, 12/15/08                                  1,025                1,038

  Series A, 9.625%, 5/1/07                             600                  616

MacDermid, 9.125%, 7/15/11                           2,378                2,657

Messer Griesheim

    10.375%, 6/1/11 (EUR)                              125                  173

Nalco

  144A, 7.75%, 11/15/11                    $         1,000      $         1,040

  144A, 8.875%, 11/15/13                             2,475                2,580

Noveon, 13.00%, 8/31/11 ++                           2,396                2,552

OMNOVA Solutions

  144A, 11.25%, 6/1/10                               1,100                1,191

PolyOne, 10.625%, 5/15/10                              625                  600

Resolution Performance Products

  9.50%, 4/15/10                                     1,500                1,485

Rhodia

  144A, 7.625%, 6/1/10                                 250                  237

  144A, 8.875%, 6/1/11                               1,775                1,589

Rockwood Specialties Group

  144A, 10.625%, 5/15/11                             1,900                2,090

Salt Holdings

  144A, STEP, 0%, 6/1/13                             2,750                1,788

                                                                         36,267

Supermarkets  0.4%

The Pantry, 10.25%, 10/15/07                         2,575                2,668

                                                                          2,668

Textiles and Apparel  0.3%

Anvil Knitwear

    10.875%, 3/15/07                                 1,100                1,045

Avondale Mills, 10.25%, 7/1/13                       1,900                1,235

Dyersburg, Series B

    9.75%, 9/1/07 *                                  1,000                    0

                                                                          2,280

Transportation  1.1%

Laidlaw International

  144A, 10.75%, 6/15/11                              1,450                1,602

Northwest Airlines

    9.875%, 3/15/07                                    525                  467

Petro Stopping, 10.50%, 2/1/07                       2,396                2,438

TravelCenters of America

    12.75%, 5/1/09                                   2,850                3,278

                                                                          7,785

Wireless Communications  4.9%

Accident Escrow Corporation

  144A, 10.00%, 8/1/11                               2,925                3,203

Alamosa, 11.00%, 7/31/10                             2,177                2,286

Centennial Communications

    10.125%, 6/15/13                                   500                  526

Crown Castle International

    10.75%, 8/1/11                                   1,300                1,443

  STEP, 11.25%, 8/1/11                                 475                  493

Dobson Communications

    10.875%, 7/1/10                        $         2,200      $         2,420

  144A, 8.875%, 10/1/13                              1,375                1,383

Nextel Communications

    6.875%, 10/31/13                                   975                  994

    7.375%, 8/1/15                                   2,650                2,782

    9.375%, 11/15/09                                   125                  136

    9.50%, 2/1/11                                    3,725                4,233

Nextel Partners

    11.00%, 3/15/10                                  2,250                2,486

    12.50%, 11/15/09                                   200                  231

Rogers Cantel

    8.80%, 10/1/07                                     900                  927

    9.375%, 6/1/08                                   1,575                1,648

Rogers Wireless

    9.625%, 5/1/11                                   1,050                1,226

Triton PCS Holdings

    8.50%, 6/1/13                                      925                  971

Tsi Telecommunications Services

    12.75%, 2/1/09                                     300                  328

US Unwired

  Series B, STEP, 0%, 11/1/09                        2,750                1,829

Western Wireless

    9.25%, 7/15/13                                   3,875                4,011

                                                                         33,556

Wireline Communications  3.0%

Alaska Communications

  144A, 9.875%, 8/15/11                              2,150                2,268

Cincinnati Bell, 144A

    8.375%, 1/15/14                                  1,575                1,654

Colt Telecom, STEP

    12.00%, 12/15/06                                    15                   15

Eircom Funding, 144A

    8.25%, 8/15/13                                   3,150                3,418

LCI International, 7.25%, 6/15/07                    1,575                1,481

Qwest

    6.50%, 6/30/07                                   2,250                2,326

    6.95%, 6/30/10                                     750                  749

Qwest Corporation

  144A, 8.875%, 3/15/12                              1,000                1,130

Qwest Services

  144A, 13.50%, 12/15/10                             4,625                5,434

Time Warner Telecom

    9.75%, 7/15/08                                     825                  841

    10.125%, 2/1/11                                    475                  492

U.S. West Communications

    6.625%, 9/15/05                        $           375      $           387

                                                                         20,195

Total Corporate Bonds and Notes

(Cost  $600,149)                                                        625,792

EQUITY AND CONVERTIBLE SECURITIES  5.2%

Broadcasting  0.1%

Granite Broadcasting

  Pfd. Stock, PIK, 12.75% *                              1                  363

                                                                            363

Cable Operators  1.3%

CSC Holdings

  Series H, Pfd. Stock

  PIK, 11.75%                                            8                  847

  Series M, Pfd. Stock

  PIK, 11.125%                                          77                8,093

                                                                          8,940



Electric Utilities  1.3%

Duke Energy, Common Stock                               96                1,723

FirstEnergy, Common Stock                               41                1,403

NiSource, Common Stock                                  67                1,382

Pinnacle West Capital

  Common Stock                                          36                1,405

Teco Energy, Common Stock                              133                1,728

TNP Enterprises

  Series D, Pfd. Stock, PIK, 14.50% *                    1                1,100

                                                                          8,741

Electronic Components  0.3%

Lucent Technologies

  Conv. Bond, 8.00%, 8/1/31                          1,650                1,798

                                                                          1,798

Gaming  0.0%

Lakes Entertainment, Common Stock *                      3                   49

Mikohn Gaming

  Warrants, 144A, 8/15/08 *                              2                    0

                                                                             49

Manufacturing  0.3%

Tyco International, Common Stock                       100                2,295

                                                                          2,295

Metals and Mining  0.1%

Steel Dynamics, Common Stock *                          30                  597

                                                                            597

Paper and Paper Products  0.0%

MDP Acquisitions

  Warrants, 10/1/13 *                      $             0      $            12

                                                                             12

Printing and Publishing  0.0%

Primedia, Series H

  Exch. Pfd. Stock, 8.625%                               2                  190

                                                                            190

Retail  0.0%

Barneys New York

  Warrants, 2/1/08 *                                     2                    0

                                                                              0

Specialty Chemicals  0.6%

Hercules Trust II

  Pfd. Conv. Stock, 6.50%                                6                4,296

                                                                          4,296

Textiles and Apparel  0.1%

Anvil Holdings

  Series B, Pfd. Stock, PIK, 13.00% *                   21                  502

                                                                            502

Transportation  0.0%

Travel Centers of America

  Warrants, 5/1/09 *                                     2                    4

  Warrants, 11/14/10 *                                   6                   30

                                                                             34

Wireless Communications  1.1%

Alamosa Holdings

  Series B, Pfd. Conv. Stock, 7.50% *                    3                1,039

Dobson Communications

  Pfd. Stock, 12.25%                                     0                   79

  Pfd. Stock, PIK, 12.25%                                2                2,226

Nextel Communications

  Class A, Common Stock *                              100                2,533

Nextel Partners, Class A

  Common Stock *                                       125                1,474

                                                                          7,351

Total Equity and Convertible Securities
(Cost  $31,024)                                                          35,168

Money Market Funds  0.6%

T. Rowe Price Reserve Investment

  Fund, 1.12% #                                      4,201                4,201

Total Money Market Funds
(Cost  $4,201)                                                            4,201

T. Rowe Price Institutional High Yield Fund
Certified Semiannual Report
November 30, 2003 (Unaudited)


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands


Total Investments in Securities

98.0% of Net Assets (Cost  $635,374)                                   $665,161

Other Assets Less Liabilities                                            13,656

NET ASSETS                                                 $            678,817
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (292)

Undistributed net realized gain (loss)                                    4,528

Net unrealized gain (loss)                                               29,789

Paid-in-capital applicable to 63,007,529
shares of $0.0001 par value capital stock
outstanding;1,000,000,000 shares of the
Corporation authorized                                                  644,792

NET ASSETS                                                 $            678,817
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.77
                                                           --------------------

#     Seven-day yield

*     Non-income producing

++ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $2,552,000 and represents 0.4% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

(misc. symbol1) In default with respect to payment of principal and interest

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $180,996,000 and represents 26.7% of net assets

(ss.) Denominated is USD unless otherwise noted.

EUR   Euro

PIK   Payment-in-Kind

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Institutional High Yield Fund
Certified Semiannual Report
(Unaudited)
In thousands

                                                                       6 Months
                                                                          Ended
                                                                       11/30/03

Investment Income (Loss)

Income
  Interest                                                 $             27,493

  Dividend                                                                  817

  Other                                                                      31

  Total income                                                           28,341

Investment management and administrative expenses                         1,603

Net investment income (loss)                                             26,738

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              2,397

  Foreign currency transactions                                               4

  Net realized gain (loss)                                                2,401

Change in net unrealized gain (loss)

  Securities                                                             16,959

  Other assets and liabilities
  denominated in foreign currencies                                          (1)

  Change in net unrealized gain (loss)                                   16,958

Net realized and unrealized gain (loss)                                  19,359

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             46,097
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Institutional High Yield Fund
Certified Semiannual Report
(Unaudited) In thousands

                                                  6 Months              5/31/02
                                                     Ended              Through
                                                  11/30/03              5/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $        26,738      $        13,657

  Net realized gain (loss)                           2,401                2,200

  Change in net unrealized gain (loss)              16,958               12,831

  Increase (decrease) in net assets
  from operations                                   46,097               28,688

Distributions to shareholders

  Net investment income                            (27,226)             (13,534)

Capital share transactions *

  Shares sold                                       63,340              294,744

  Shares issued in connection with in-kind
  subscriptions                                       --                270,050

  Distributions reinvested                          24,299               11,955

  Shares redeemed                                  (14,124)              (5,572)

  Increase (decrease) in net assets from capital
  share transactions                                73,515              571,177

Net Assets

Increase (decrease) during period                   92,386              586,331

Beginning of period                                586,431                  100

End of period                              $       678,817      $       586,431
                                           -------------------------------------

*Share information

  Shares sold                                        6,019               29,207

  Shares issued in connection with in-kind
  subscriptions                                       --                 26,187

  Distributions reinvested                           2,291                1,184

  Shares redeemed                                   (1,331)                (559)

  Increase (decrease) in shares outstanding          6,979               56,019

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Institutional High Yield Fund
Certified Semiannual Report
November 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on May 31, 2002. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
At November 30, 2003, approximately 93% of the fund's net assets were invested directly in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $349,304,000 and $224,779,000, respectively, for the six months ended November 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2003.

For tax purposes, the fund has elected to treat net capital losses realized between November 1 and May 31 of each year as occurring on the first day of the following tax year; consequently, $18,000 of realized losses recognized for financial reporting purposes in the year ended May 31, 2003 were recognized for tax purposes on June 1, 2003.

At November 30, 2003, the cost of investments for federal income tax purposes was $635,972,000. Net unrealized gain aggregated $29,191,000 at period-end, of which $32,323,000 related to appreciated investments and $3,132,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.50% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At November 30, 2003, $283,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the six months ended November 30, 2003, dividend income from the Reserve Funds totaled $138,000.

Mutual funds and other accounts managed by T. Rowe Price and its affiliates may invest in the fund; however, no T. Rowe Price fund may invest for the purpose of exercising management or control over the fund. At November 30, 2003, approximately 38.1% of the fund's outstanding shares were held by T. Rowe Price funds.

T. Rowe Price Institutional High Yield Fund
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Institutional High Yield Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics will be filed as a required exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Not effective until registrant's next annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not effective until registrant's next annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR will be filed with the registrant's annual Form N-CSR.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     January 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     January 16, 2004